Fees Summary	May 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 129,714,000.00
Total Fee Amount	17,913.50
Total Offset Amount	0.00
Net Fee	$ 17,913.50
Offering Table N/A
Offset Table N/A	N/A